Related Party Transactions - Sales to and Purchases From Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint ventures
Disclosure of transactions between related parties [line items]
Sales	$ 192	$ 157	$ 127
Purchases	41	29	24
Associates
Disclosure of transactions between related parties [line items]
Sales	45	42	31
Purchases	$ 20	$ 19	$ 15